Note 26 - Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 226,091	€ 220,501
Interest-bearing deposits [Abstract]
Demand deposits	167,807	154,704
Time deposits	122,478	106,551
Savings deposits	88,021	85,989
Total interest-bearing deposits	378,306	347,244
Total deposits	€ 604,396	€ 567,745